Cover	Apr. 25, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Following the purported notice described in the Current Report on Form 8-K filed May 1, 2023, by letter dated May 3, 2023, Cohen & Company sent Appreciate Holdings, Inc. (the “Company”) a Notice of Default and Early Termination and Notice of Settlement Amount that purports to provide notice of the occurrence of an event of default under the Confirmation Re: OTC Equity Prepaid Forward Transaction dated November 29, 2022. The notice states, among other things, that the notice is premised on the Company’s failure to pay amounts due as a result of the previously reported VWAP Trigger Event Notice. The amount of the maturity consideration demanded is described in the May 1, 2023 Form 8-K. Cohen has also demanded reimbursement of a portion of their out of pocket costs. The full text of the purported notice, and notice of settlement amount, is set out in Exhibits 99.1 and 99.2 attached hereto and incorporated herein by reference.
Document Period End Date	Apr. 25, 2023
Entity File Number	001-39758
Entity Registrant Name	Appreciate Holdings, Inc.
Entity Central Index Key	0001821075
Entity Tax Identification Number	83-2426917
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6101 Baker Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55345
City Area Code	952
Local Phone Number	470-8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SFR
Security Exchange Name	NASDAQ
Warrants to purchase Class A Common Stock, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants to purchase Class A Common Stock
Trading Symbol	SFRWW
Security Exchange Name	NASDAQ